Tema Heart & Health ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Biotechnology - 34.4% (a)
AbbVie, Inc.	6,769	$1,541,301
Alnylam Pharmaceuticals, Inc. (b)	2,019	911,033
Amgen, Inc.	3,239	1,118,945
Arrowhead Pharmaceuticals, Inc. (b)	24,089	1,269,490
Ascendis Pharma AS - ADR (b)	2,569	545,476
Bridgebio Pharma, Inc. (b)	15,436	1,111,546
Cytokinetics, Inc. (b)	14,950	1,018,544
Gilead Sciences, Inc.	15,449	1,944,102
Insmed, Inc. (b)	3,959	822,562
Intellia Therapeutics, Inc. (b)	13,524	121,581
Ionis Pharmaceuticals, Inc. (b)	11,318	936,338
Madrigal Pharmaceuticals, Inc. (b)	1,491	890,097
Mineralys Therapeutics, Inc. (b)	6,135	264,541
Neurocrine Biosciences, Inc. (b)	3,372	513,084
Regeneron Pharmaceuticals, Inc.	1,618	1,262,347
Revolution Medicines, Inc. (b)	13,975	1,086,696
Scholar Rock Holding Corp. (b)	12,243	539,427
uniQure NV (b)	6,455	177,577
Vertex Pharmaceuticals, Inc. (b)	3,154	1,367,606
Viking Therapeutics, Inc. (b)	9,221	339,425
Zealand Pharma AS (b)	5,153	413,441
		18,195,159

Health Care Equipment & Supplies - 16.8%
Abbott Laboratories	15,393	1,984,157
Boston Scientific Corp. (b)	17,053	1,732,244
Dexcom, Inc. (b)	7,334	465,489
Edwards Lifesciences Corp. (b)	9,702	840,872
Insulet Corp. (b)	2,246	734,869
Intuitive Surgical, Inc. (b)	1,550	888,894
Masimo Corp. (b)	4,118	586,527
Medtronic PLC	15,434	1,625,663
		8,858,715

Health Care Providers & Services - 6.0%
McKesson Corp.	1,168	1,029,148
UnitedHealth Group, Inc.	6,577	2,168,897
		3,198,045

Life Sciences Tools & Services - 6.2%
Danaher Corp.	6,092	1,381,544
Thermo Fisher Scientific, Inc.	3,186	1,882,384
		3,263,928

Pharmaceuticals - 35.8% (a)
AstraZeneca PLC	12,208	2,258,155
Bristol-Myers Squibb Co.	18,439	907,199
Chugai Pharmaceutical Co. Ltd.	16,311	874,417
Crinetics Pharmaceuticals, Inc. (b)	20,493	933,661
Eli Lilly & Co.	5,210	5,603,199
Johnson & Johnson	7,863	1,627,012
Merck & Co., Inc.	12,963	1,358,911
Novartis AG	11,319	1,472,555
Novo Nordisk AS – Class B	25,819	1,271,645
Roche Holding AG - ADR	48,754	2,331,904
Teva Pharmaceutical Industries Ltd. - ADR (b)	9,762	262,500
		18,901,158
TOTAL COMMON STOCKS (Cost $44,880,238)		52,417,005

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (c)	352,581	352,581
TOTAL MONEY MARKET FUNDS (Cost $352,581)		352,581

TOTAL INVESTMENTS - 99.9% (Cost $45,232,819)		52,769,586
Other Assets in Excess of Liabilities - 0.1%		39,742
TOTAL NET ASSETS - 100.0%		$52,809,328

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

 Tema ETF Trust
Tema Heart & Health ETF
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$52,417,005	$–	$–	$52,417,005
Money Market Funds	352,581	–	–	352,581
Total Investments	$52,769,586	$–	$–	$52,769,586

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

United States	$41,536,253	78.7%
Switzerland	3,804,459	7.2
United Kingdom	2,258,155	4.3
Denmark	2,230,562	4.2
Ireland	1,625,663	3.1
Japan	874,417	1.6
Israel	262,500	0.5
Netherlands	177,577	0.3
Other Assets in Excess of Liabilities	39,742	0.1
	$52,809,328	100.0%

Sector Classification as of November 30, 2025
(% of Net Assets)

Health Care	$52,417,005	99.2%
Money Market Funds	352,581	0.7
Other Assets in Excess of Liabilities	39,742	0.1
	$52,809,328	100.0%